Loans Allowance for Loan Losses and Credit Quality (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance for loan losses, beginning balance	$ 5,926,491	$ 5,602,541
Charge-offs	(379,971)	(860,059)
Recoveries	72,965	117,842
Provisions (credit)	1,589,000	1,066,167
Allowance for loan losses, ending balance	7,208,485	5,926,491
Allowance for loan losses evaluated for impairment, individually	108,781	104,548
Allowance for loan losses evaluated for impairment, collectively	7,099,704	5,821,943
Total ALL evaluted for impairment	7,208,485	5,926,491
Total, Loans evaluted for impairment	709,355,330	606,988,937
Loans evaluated for impairment, individually	7,150,092	6,748,146
Loans evaluated for impairment, collectively	702,205,238	600,240,791
Residential Real Estate Jr Lien
Allowance for loan losses, beginning balance	289,684	273,445
Charge-offs	(28,673)	(222,999)
Recoveries	5,809	2,200
Provisions (credit)	(31,924)	237,038
Allowance for loan losses, ending balance	234,896	289,684
Allowance for loan losses evaluated for impairment, individually	307	712
Allowance for loan losses evaluated for impairment, collectively	234,589	288,972
Total ALL evaluted for impairment	234,896	289,684
Total, Loans evaluted for impairment	38,147,659	43,230,873
Loans evaluated for impairment, individually	135,053	156,073
Loans evaluated for impairment, collectively	38,012,606	43,074,800
Municipal [Member]
Allowance for loan losses, beginning balance	0	0
Charge-offs	0	0
Recoveries	0	0
Provisions (credit)	82,211	0
Allowance for loan losses, ending balance	82,211	0
Allowance for loan losses evaluated for impairment, individually	0	0
Allowance for loan losses evaluated for impairment, collectively	82,211	0
Total ALL evaluted for impairment	82,211	0
Total, Loans evaluted for impairment	54,807,367	55,817,206
Loans evaluated for impairment, individually	0	0
Loans evaluated for impairment, collectively	54,807,367	55,817,206
Residential Real Estate - 1st Lien [Member]
Allowance for loan losses, beginning balance	1,388,564	1,421,494
Charge-offs	(203,623)	(242,244)
Recoveries	12,856	15,776
Provisions (credit)	537,507	193,538
Allowance for loan losses, ending balance	1,735,304	1,388,564
Allowance for loan losses evaluated for impairment, individually	108,474	103,836
Allowance for loan losses evaluated for impairment, collectively	1,626,830	1,284,728
Total ALL evaluted for impairment	1,735,304	1,388,564
Total, Loans evaluted for impairment	170,507,263	158,337,296
Loans evaluated for impairment, individually	4,657,050	4,471,902
Loans evaluated for impairment, collectively	165,850,213	153,865,394
Commercial and Industrial [Member]
Allowance for loan losses, beginning balance	836,766	697,469
Charge-offs	(39,148)	(175,815)
Recoveries	1,087	10,768
Provisions (credit)	43,842	304,344
Allowance for loan losses, ending balance	842,547	836,766
Allowance for loan losses evaluated for impairment, individually	0	0
Allowance for loan losses evaluated for impairment, collectively	842,547	836,766
Total ALL evaluted for impairment	842,547	836,766
Total, Loans evaluted for impairment	161,067,501	98,930,831
Loans evaluated for impairment, individually	414,266	420,933
Loans evaluated for impairment, collectively	160,653,235	98,509,898
Commercial Real Estate [Member]
Allowance for loan losses, beginning balance	3,181,646	3,019,868
Charge-offs	(34,200)	(116,186)
Recoveries	20,000	50,388
Provisions (credit)	686,707	227,576
Allowance for loan losses, ending balance	3,854,153	3,181,646
Allowance for loan losses evaluated for impairment, individually	0	0
Allowance for loan losses evaluated for impairment, collectively	3,854,153	3,181,646
Total ALL evaluted for impairment	3,854,153	3,181,646
Total, Loans evaluted for impairment	280,544,550	246,282,726
Loans evaluated for impairment, individually	1,943,723	1,699,238
Loans evaluated for impairment, collectively	278,600,827	244,583,488
Consumer [Member]
Allowance for loan losses, beginning balance	51,793	56,787
Charge-offs	(74,327)	(102,815)
Recoveries	33,213	38,710
Provisions (credit)	49,782	59,111
Allowance for loan losses, ending balance	60,461	51,793
Allowance for loan losses evaluated for impairment, individually	0	0
Allowance for loan losses evaluated for impairment, collectively	60,461	51,793
Total ALL evaluted for impairment	60,461	51,793
Total, Loans evaluted for impairment	4,280,990	4,390,005
Loans evaluated for impairment, individually	0	0
Loans evaluated for impairment, collectively	4,280,990	4,390,005
Unallocated [Member]
Allowance for loan losses, beginning balance	178,038	133,478
Charge-offs	0	0
Recoveries	0	0
Provisions (credit)	220,875	44,560
Allowance for loan losses, ending balance	398,913	178,038
Allowance for loan losses evaluated for impairment, individually	0	0
Allowance for loan losses evaluated for impairment, collectively	398,913	178,038
Total ALL evaluted for impairment	$ 398,913	$ 178,038